JPMorgan Investor Growth and Income Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
BLOOMBERG U.S. INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.47%	0.33%	1.45%
MSCI EAFE INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX(Reflects No Deduction for Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	8.21%	7.73%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	13.24%	8.73%	7.99%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.56%	7.01%	6.16%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.32%	6.44%	5.87%